Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.2%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$3,477	$3,200,276
Howmet Aerospace Inc., 3.00%, 01/15/29
(Call 11/15/28)(a)	1,990	1,800,607
L3Harris Technologies Inc., 2.90%, 12/15/29
(Call 09/15/29)	1,457	1,315,703
Lockheed Martin Corp., 4.50%, 02/15/29
(Call 01/15/29)	875	876,686
Northrop Grumman Corp., 4.60%, 02/01/29
(Call 01/01/29)(a)	2,075	2,079,846
RTX Corp.
5.75%, 01/15/29 (Call 12/15/28)	1,880	1,961,105
7.50%, 09/15/29	1,700	1,914,533
		13,148,756
Agriculture — 1.8%
Altria Group Inc., 4.80%, 02/14/29
(Call 11/14/28)(a)	6,798	6,815,449
BAT Capital Corp., 3.46%, 09/06/29
(Call 06/06/29)(a)	1,795	1,646,093
BAT International Finance PLC, 5.93%, 02/02/29
(Call 01/02/29)	3,430	3,558,744
Philip Morris International Inc.
3.38%, 08/15/29 (Call 05/15/29)	2,624	2,451,228
5.63%, 11/17/29 (Call 09/17/29)	4,325	4,514,456
		18,985,970
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	369	341,390
Series 2017-2, Class AA, 3.35%, 04/15/31	1,172	1,070,022
		1,411,412
Alternate Investments — 0.3%
FS KKR Capital Corp., 7.88%, 01/15/29
(Call 12/15/28)	1,400	1,484,970
HPS Corporate Lending Fund, 6.75%, 01/30/29
(Call 12/30/28)(b)	1,075	1,078,722
New Mountain Finance Corp., 6.88%, 02/01/29
(Call 01/01/29)	500	499,070
		3,062,762
Auto Manufacturers — 2.9%
American Honda Finance Corp., 2.25%, 01/12/29	2,323	2,092,230
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)(a)	2,575	2,259,858
5.11%, 05/03/29 (Call 02/03/29)(a)	5,075	4,927,245
General Motors Co., 5.40%, 10/15/29
(Call 08/15/29)(a)	3,297	3,350,112
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)	3,545	3,400,464
5.65%, 01/17/29 (Call 10/17/28)(a)	1,852	1,890,432
5.80%, 01/07/29 (Call 12/07/28)(a)	5,235	5,374,787
PACCAR Financial Corp., 4.60%, 01/31/29	800	805,822
Toyota Motor Corp., 2.76%, 07/02/29(a)	992	926,669
Toyota Motor Credit Corp.
3.65%, 01/08/29	1,859	1,786,981
4.45%, 06/29/29	2,702	2,700,578
4.65%, 01/05/29	1,275	1,280,248
		30,795,426
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,230	1,206,118
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)(a)	$1,444	$1,393,504
		2,599,622
Banks — 6.8%
Banco Santander SA, 3.31%, 06/27/29	3,452	3,163,727
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	2,963	2,768,185
3.85%, 04/26/29 (Call 02/26/29)	1,110	1,082,072
Series J, 1.90%, 01/25/29 (Call 11/25/28)	1,559	1,381,272
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)(a)	2,021	1,861,722
Cooperatieve Rabobank UA/NY, 4.80%, 01/09/29	1,365	1,373,733
ING Groep NV, 4.05%, 04/09/29(a)	3,658	3,523,392
KeyBank NA/Cleveland OH, 3.90%, 04/13/29
(Call 03/13/29)	1,161	1,047,323
KeyCorp, 2.55%, 10/01/29(a)	2,605	2,239,361
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	6,265	5,758,502
3.74%, 03/07/29	5,016	4,803,925
National Australia Bank Ltd./New York, 4.79%,
01/10/29	1,880	1,891,172
Northern Trust Corp., 3.15%, 05/03/29
(Call 02/03/29)(a)	1,708	1,608,770
PNC Bank NA, 2.70%, 10/22/29(a)	2,361	2,083,725
PNC Financial Services Group Inc. (The), 3.45%,
04/23/29 (Call 01/23/29)	5,866	5,503,411
Royal Bank of Canada, 4.95%, 02/01/29	1,755	1,768,642
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	1,725	1,542,685
2.72%, 09/27/29(a)	2,067	1,836,863
3.04%, 07/16/29	8,959	8,154,161
3.20%, 09/17/29(a)	1,345	1,227,470
Truist Financial Corp., 3.88%, 03/19/29
(Call 02/19/29)(a)	2,398	2,248,905
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	3,791	3,416,932
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	1,140	1,072,543
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	8,956	8,685,134
Series B, 7.95%, 11/15/29	1,120	1,262,840
Wintrust Financial Corp., 4.85%, 06/06/29(a)	785	730,990
Zions Bancorp. NA, 3.25%, 10/29/29
(Call 07/29/29)(a)	1,505	1,249,745
		73,287,202
Beverages — 3.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%,
01/23/29 (Call 10/23/28)(a)	13,888	14,023,225
Coca-Cola Co. (The), 2.13%, 09/06/29	3,444	3,081,641
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)(a)	3,374	3,107,576
4.80%, 01/15/29 (Call 12/15/28)(a)	1,090	1,093,622
Diageo Capital PLC, 2.38%, 10/24/29
(Call 07/24/29)	3,683	3,284,724
Keurig Dr Pepper Inc., 3.95%, 04/15/29
(Call 02/15/29)(a)	3,465	3,348,093
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)(a)	3,439	3,150,341
7.00%, 03/01/29(a)	1,814	2,027,806
		33,117,028

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.6%
Amgen Inc.
3.00%, 02/22/29 (Call 12/22/28)(a)	$2,537	$2,365,975
4.05%, 08/18/29 (Call 06/18/29)(a)	4,405	4,288,942
		6,654,917
Building Materials — 0.6%
Fortune Brands Home & Security Inc., 3.25%,
09/15/29 (Call 06/15/29)(a)	2,729	2,512,824
Owens Corning, 3.95%, 08/15/29
(Call 05/15/29)(a)	1,984	1,893,498
Trane Technologies Financing Ltd., 3.80%,
03/21/29 (Call 12/21/28)(a)	2,678	2,585,020
		6,991,342
Chemicals — 2.0%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)(a)	1,019	964,563
Celanese U.S. Holdings LLC, 6.33%, 07/15/29
(Call 05/15/29)(a)	2,811	2,933,575
Dow Chemical Co. (The), 7.38%, 11/01/29	3,080	3,455,284
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)(a)	1,944	1,760,859
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)(a)	2,646	2,539,153
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)(a)	2,875	2,813,231
PPG Industries Inc., 2.80%, 08/15/29
(Call 05/15/29)(a)	844	769,579
Rohm & Haas Co., 7.85%, 07/15/29(a)	1,830	2,057,467
RPM International Inc., 4.55%, 03/01/29
(Call 12/01/28)(a)	1,257	1,231,262
Sherwin-Williams Co. (The), 2.95%, 08/15/29
(Call 05/15/29)(a)	2,884	2,637,221
		21,162,194
Commercial Services — 2.4%
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	4,491	4,067,742
5.30%, 08/15/29 (Call 06/15/29)	1,555	1,563,676
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	1,500	1,481,004
PayPal Holdings Inc., 2.85%, 10/01/29
(Call 07/01/29)(a)	5,285	4,802,731
RELX Capital Inc., 4.00%, 03/18/29
(Call 12/18/28)(a)	3,801	3,701,886
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)(a)	1,923	1,725,297
2.70%, 03/01/29 (Call 01/01/29)(a)	3,929	3,614,119
4.25%, 05/01/29 (Call 02/01/29)(a)	2,945	2,908,598
Verisk Analytics Inc., 4.13%, 03/15/29
(Call 12/15/28)	2,447	2,380,871
		26,245,924
Computers — 2.8%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)(a)	5,415	4,866,740
3.25%, 08/08/29 (Call 06/08/29)	2,857	2,719,257
Dell International LLC/EMC Corp., 5.30%, 10/01/29
(Call 07/01/29)	6,010	6,156,336
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)(a)	3,580	3,458,562
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 (Call 01/05/29)	2,500	2,502,428
International Business Machines Corp., 3.50%,
05/15/29(a)	10,250	9,754,337
Western Digital Corp., 2.85%, 02/01/29
(Call 12/01/28)	1,330	1,138,491
		30,596,151
Security	Par (000)	Value

Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%,
12/01/29 (Call 09/01/29)(a)	$2,251	$1,998,928
Haleon U.S. Capital LLC, 3.38%, 03/24/29
(Call 01/24/29)(a)	3,467	3,273,587
Procter & Gamble Co. (The), 4.35%, 01/29/29	1,000	1,005,551
Unilever Capital Corp., 2.13%, 09/06/29
(Call 06/06/29)	3,025	2,675,923
		8,953,989
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, 5.10%, 01/19/29 (Call 12/19/28)	2,010	1,996,612
Air Lease Corp.
3.25%, 10/01/29 (Call 07/01/29)(a)	2,061	1,863,625
5.10%, 03/01/29 (Call 02/01/29)	1,345	1,335,343
American Express Co., 4.05%, 05/03/29
(Call 03/03/29)(a)	4,085	4,031,769
Brookfield Finance Inc., 4.85%, 03/29/29
(Call 12/29/28)(a)	3,822	3,805,301
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)(a)	1,713	1,548,058
3.25%, 05/22/29 (Call 02/22/29)	2,134	1,990,874
4.00%, 02/01/29 (Call 11/01/28)(a)	2,338	2,270,421
Intercontinental Exchange Inc., 4.35%, 06/15/29
(Call 04/15/29)	4,957	4,885,237
Lazard Group LLC, 4.38%, 03/11/29
(Call 12/11/28)	2,059	1,970,235
Mastercard Inc., 2.95%, 06/01/29
(Call 03/01/29)(a)	3,501	3,274,188
Nomura Holdings Inc.
2.71%, 01/22/29	1,799	1,600,868
5.61%, 07/06/29	2,294	2,338,167
Synchrony Financial, 5.15%, 03/19/29
(Call 12/19/28)(a)	2,241	2,167,102
		35,077,800
Electric — 7.3%
Ameren Corp., 5.00%, 01/15/29 (Call 12/15/28)	2,710	2,725,211
American Electric Power Co. Inc., 5.20%, 01/15/29
(Call 12/15/28)	3,745	3,801,043
Arizona Public Service Co., 2.60%, 08/15/29
(Call 05/15/29)(a)	1,449	1,297,038
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	2,801	2,633,993
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	1,262	1,140,698
Connecticut Light and Power Co. (The), 4.65%,
01/01/29 (Call 12/01/28)	1,175	1,176,082
Consumers Energy Co.
4.60%, 05/30/29 (Call 03/30/29)(a)	1,420	1,423,079
4.90%, 02/15/29 (Call 12/15/28)(a)	1,455	1,477,746
DTE Energy Co., Series C, 3.40%, 06/15/29
(Call 03/15/29)(a)	1,379	1,284,220
Duke Energy Carolinas LLC, 2.45%, 08/15/29
(Call 05/15/29)	1,718	1,544,520
Duke Energy Corp.
3.40%, 06/15/29 (Call 03/15/29)	1,849	1,730,585
4.85%, 01/05/29 (Call 12/05/28)	1,230	1,233,285
Duke Energy Florida LLC, 2.50%, 12/01/29
(Call 09/01/29)	2,094	1,863,055
Duke Energy Ohio Inc., 3.65%, 02/01/29
(Call 11/01/28)	1,208	1,157,725
Duke Energy Progress LLC, 3.45%, 03/15/29
(Call 12/15/28)	1,780	1,690,512

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International, 6.95%, 11/15/29
(Call 09/15/29)	$2,195	$2,383,951
Entergy Texas Inc., 4.00%, 03/30/29
(Call 12/30/28)	892	868,493
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	2,977	2,681,154
Eversource Energy
5.95%, 02/01/29 (Call 01/01/29)	3,015	3,135,366
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,986	1,914,340
Georgia Power Co., Series B, 2.65%, 09/15/29
(Call 06/15/29)(a)	2,374	2,138,833
Interstate Power & Light Co., 3.60%, 04/01/29
(Call 01/01/29)	1,167	1,103,084
MidAmerican Energy Co., 3.65%, 04/15/29
(Call 01/15/29)(a)	3,443	3,298,456
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29 (Call 12/15/28)(a)	1,295	1,238,288
4.85%, 02/07/29 (Call 01/07/29)	1,000	1,008,250
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)(a)	1,446	1,379,557
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	3,930	3,513,704
3.50%, 04/01/29 (Call 01/01/29)	1,738	1,635,592
4.90%, 03/15/29 (Call 02/15/29)	3,200	3,206,498
NSTAR Electric Co., 3.25%, 05/15/29
(Call 02/15/29)	1,286	1,215,261
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29
(Call 12/15/28)	1,166	1,226,776
Pacific Gas & Electric Co., 6.10%, 01/15/29
(Call 12/15/28)(a)	3,070	3,180,214
Pacific Gas and Electric Co., 4.20%, 03/01/29
(Call 01/01/29)(a)	1,415	1,350,646
PacifiCorp
3.50%, 06/15/29 (Call 03/15/29)(a)	1,001	935,687
5.10%, 02/15/29 (Call 01/15/29)	840	850,021
Public Service Electric & Gas Co., 3.20%, 05/15/29
(Call 02/15/29)	1,009	947,097
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)(a)	1,761	1,663,394
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	1,547	1,408,563
6.65%, 04/01/29(a)	924	985,862
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	1,703	1,665,915
Southern Co. (The), 5.50%, 03/15/29
(Call 01/15/29)(a)	2,265	2,343,738
Tampa Electric Co., 4.90%, 03/01/29
(Call 02/01/29)	685	692,176
Union Electric Co., 3.50%, 03/15/29
(Call 12/15/28)	1,314	1,248,515
Virginia Electric & Power Co., Series A, 2.88%,
07/15/29 (Call 04/15/29)	1,758	1,619,030
Wisconsin Power and Light Co., 3.00%, 07/01/29
(Call 04/01/29)(a)	830	769,618
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	1,611	1,439,190
		79,226,061
Electronics — 1.3%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	1,480	1,372,935
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	1,873	1,852,789
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	1,955	1,922,740
Honeywell International Inc.
2.70%, 08/15/29 (Call 05/15/29)(a)	2,895	2,650,486
4.25%, 01/15/29 (Call 12/15/28)	2,815	2,798,944
Jabil Inc., 5.45%, 02/01/29 (Call 01/01/29)	1,305	1,328,779
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)	$1,744	$1,573,833
		13,500,506
Entertainment — 0.5%
Warnermedia Holdings Inc., 4.05%, 03/15/29
(Call 01/15/29)(a)	5,462	5,170,334

Environmental Control — 0.8%
Republic Services Inc., 4.88%, 04/01/29
(Call 03/01/29)	2,940	2,975,750
Waste Connections Inc., 3.50%, 05/01/29
(Call 02/01/29)(a)	1,623	1,548,058
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	1,853	1,635,438
4.88%, 02/15/29 (Call 01/15/29)(a)	2,575	2,620,394
		8,779,640
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	1,085	1,195,685
Hershey Co. (The), 2.45%, 11/15/29
(Call 08/15/29)(a)	858	774,307
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc., 3.00%, 02/02/29 (Call 12/02/28)	2,145	1,897,724
Kraft Heinz Foods Co., 4.63%, 01/30/29
(Call 10/30/28)(a)	1,348	1,345,495
Kroger Co. (The), 4.50%, 01/15/29
(Call 10/15/28)(a)	2,144	2,124,096
Sysco Corp., 5.75%, 01/17/29 (Call 12/17/28)(a)	1,995	2,081,965
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	3,841	3,743,626
		13,162,898
Forest Products & Paper — 0.7%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,210	1,392,419
Suzano Austria GmbH, 6.00%, 01/15/29
(Call 10/15/28)	5,872	5,919,761
		7,312,180
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29
(Call 06/15/29)(a)	1,425	1,296,593
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)(a)	2,780	2,545,165
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)(a)	805	820,227
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	1,943	1,813,719
		6,475,704
Health Care - Products — 1.3%
Agilent Technologies Inc., 2.75%, 09/15/29
(Call 06/15/29)(a)	1,929	1,752,225
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	2,939	2,648,667
Revvity Inc., 3.30%, 09/15/29 (Call 06/15/29)	3,058	2,788,811
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	3,304	2,998,412
5.00%, 01/31/29 (Call 12/31/28)	3,525	3,605,602
		13,793,717
Health Care - Services — 5.2%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)(a)	770	696,922
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)(a)	2,335	2,105,280
Centene Corp., 4.63%, 12/15/29 (Call 12/15/24)	11,685	11,190,655
CommonSpirit Health, 3.35%, 10/01/29
(Call 04/01/29)	2,330	2,155,755

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc., 2.88%, 09/15/29
(Call 06/15/29)(a)	$3,343	$3,050,844
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	1,980	1,825,437
4.13%, 06/15/29 (Call 03/15/29)	6,979	6,656,679
5.88%, 02/01/29 (Call 08/01/28)	3,413	3,518,676
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(a)	1,868	1,715,796
3.70%, 03/23/29 (Call 02/23/29)(a)	2,854	2,711,682
IQVIA Inc., 6.25%, 02/01/29 (Call 01/01/29)(b)	4,510	4,699,961
Laboratory Corp. of America Holdings, 2.95%,
12/01/29 (Call 09/01/29)	2,099	1,904,085
Providence St Joseph Health Obligated Group,
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	1,917	1,685,019
Quest Diagnostics Inc., 4.20%, 06/30/29
(Call 03/30/29)	2,108	2,063,502
Rush Obligated Group, Series 2020, 3.92%,
11/15/29 (Call 08/15/29)	648	619,349
UnitedHealth Group Inc.
2.88%, 08/15/29	3,135	2,883,500
4.00%, 05/15/29 (Call 03/15/29)(a)	2,702	2,640,074
4.25%, 01/15/29 (Call 12/15/28)(a)	3,915	3,881,548
		56,004,764
Holding Companies - Diversified — 0.8%
Ares Capital Corp., 5.88%, 03/01/29
(Call 02/01/29)	2,515	2,491,625
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)(a)	2,195	2,017,479
Blue Owl Capital Corp., 5.95%, 03/15/29
(Call 02/15/29)	1,095	1,086,574
Blue Owl Credit Income Corp., 7.75%, 01/15/29
(Call 12/15/28)(b)	1,884	1,965,457
Main Street Capital Corp., 6.95%, 03/01/29
(Call 02/01/29)(a)	755	767,227
Sixth Street Specialty Lending Inc., 6.13%,
03/01/29 (Call 02/01/29)	570	568,522
		8,896,884
Home Builders — 0.2%
Toll Brothers Finance Corp., 3.80%, 11/01/29
(Call 08/01/29)	1,750	1,634,733

Home Furnishings — 0.4%
Leggett & Platt Inc., 4.40%, 03/15/29
(Call 12/15/28)	1,902	1,843,374
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	2,324	2,305,323
		4,148,697
Household Products & Wares — 0.4%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	1,875	1,853,794
Kimberly-Clark Corp., 3.20%, 04/25/29
(Call 01/25/29)(a)	2,712	2,562,471
		4,416,265
Insurance — 3.3%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	2,983	2,860,094
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	1,003	952,460
Brown & Brown Inc., 4.50%, 03/15/29
(Call 12/15/28)(a)	1,160	1,140,801
CNA Financial Corp., 3.90%, 05/01/29
(Call 02/01/29)	2,026	1,937,725
Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	$1,918	$1,885,511
Corebridge Financial Inc., 3.85%, 04/05/29
(Call 02/05/29)(a)	3,869	3,655,504
Enstar Group Ltd., 4.95%, 06/01/29
(Call 03/01/29)(a)	1,782	1,740,830
Hartford Financial Services Group Inc. (The),
2.80%, 08/19/29 (Call 05/19/29)	2,259	2,054,317
Markel Group Inc., 3.35%, 09/17/29
(Call 06/17/29)	1,433	1,316,144
Marsh & McLennan Companies Inc., 4.38%,
03/15/29 (Call 12/15/28)	5,153	5,113,599
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)(a)	1,123	1,069,767
Principal Financial Group Inc., 3.70%, 05/15/29
(Call 02/15/29)(a)	2,086	1,972,674
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	2,117	2,076,908
6.63%, 03/01/29	1,209	1,320,170
Reinsurance Group of America Inc., 3.90%,
05/15/29 (Call 02/15/29)	2,422	2,298,221
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	1,336	1,249,919
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	810	769,168
Willis North America Inc., 2.95%, 09/15/29
(Call 06/15/29)	2,697	2,423,342
		35,837,154
Internet — 1.1%
Amazon.com Inc.
3.45%, 04/13/29 (Call 02/13/29)(a)	4,002	3,855,600
4.65%, 12/01/29 (Call 10/01/29)	4,109	4,187,536
Netflix Inc., 6.38%, 05/15/29	3,115	3,363,577
		11,406,713
Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	1,905	1,832,502

Leisure Time — 0.2%
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)(a)	2,010	2,134,588

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)(a)	1,596	1,416,131
Marriott International Inc./MD, 4.90%, 04/15/29
(Call 03/15/29)	2,862	2,880,680
Sands China Ltd., 3.10%, 03/08/29 (Call 01/08/29)	2,210	1,915,715
		6,212,526
Machinery — 1.3%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a)	2,111	1,935,648
CNH Industrial Capital LLC, 5.50%, 01/12/29
(Call 12/12/28)	1,485	1,526,839
Deere & Co., 5.38%, 10/16/29(a)	1,193	1,255,709
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	1,078	972,058
John Deere Capital Corp.
2.80%, 07/18/29	1,924	1,773,578
3.35%, 04/18/29(a)	1,500	1,429,286
3.45%, 03/07/29	1,755	1,677,003
4.50%, 01/16/29(a)	1,630	1,632,876
4.85%, 10/11/29(a)	1,045	1,068,445
Rockwell Automation Inc., 3.50%, 03/01/29
(Call 12/01/28)(a)	937	906,251
		14,177,693

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 1.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	$3,254	$2,853,009
3.38%, 03/01/29 (Call 12/01/28)(a)	3,084	2,877,017
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	3,213	3,008,042
4.50%, 09/15/29 (Call 07/15/29)(a)	3,255	3,253,540
Pentair Finance Sarl, 4.50%, 07/01/29
(Call 04/01/29)	1,290	1,250,203
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)(a)	1,224	1,165,906
		14,407,717
Media — 2.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)(a)	4,465	3,849,953
5.05%, 03/30/29 (Call 12/30/28)(a)	4,426	4,354,243
Comcast Corp., 4.55%, 01/15/29 (Call 12/15/28)	3,578	3,583,534
Discovery Communications LLC, 4.13%, 05/15/29
(Call 02/15/29)	2,582	2,446,159
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	7,199	7,139,184
Paramount Global, 4.20%, 06/01/29
(Call 03/01/29)(a)	1,407	1,313,981
Walt Disney Co. (The), 2.00%, 09/01/29
(Call 06/01/29)(a)	7,142	6,283,716
		28,970,770
Mining — 0.3%
Freeport-McMoRan Inc., 5.25%, 09/01/29
(Call 09/01/24)(a)	1,485	1,490,523
Newmont Corp., 2.80%, 10/01/29
(Call 07/01/29)(a)	2,446	2,216,523
		3,707,046
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29
(Call 08/15/24)	2,293	2,079,167

Oil & Gas — 3.1%
BP Capital Markets America Inc., 4.70%, 04/10/29
(Call 01/10/29)(a)	1,240	1,246,625
Chevron USA Inc., 3.25%, 10/15/29
(Call 07/15/29)	2,045	1,935,944
ConocoPhillips Co., 6.95%, 04/15/29(a)	4,153	4,607,368
Coterra Energy Inc., 4.38%, 03/15/29
(Call 12/15/28)(a)	1,724	1,679,697
Diamondback Energy Inc., 3.50%, 12/01/29
(Call 09/01/29)	3,731	3,465,746
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)(a)	1,310	1,294,757
Exxon Mobil Corp., 2.44%, 08/16/29
(Call 05/16/29)(a)	4,216	3,823,115
Hess Corp., 7.88%, 10/01/29	1,206	1,378,092
Patterson-UTI Energy Inc., 5.15%, 11/15/29
(Call 08/15/29)(a)	1,365	1,316,360
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	1,725	1,578,515
Shell International Finance BV, 2.38%, 11/07/29
(Call 08/07/29)	5,788	5,178,310
TotalEnergies Capital International SA, 3.46%,
02/19/29 (Call 11/19/28)(a)	4,414	4,226,462
Valero Energy Corp., 4.00%, 04/01/29
(Call 01/01/29)	1,274	1,230,443
		32,961,434
Security	Par (000)	Value

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 3.14%, 11/07/29
(Call 08/07/29)	$1,860	$1,724,323
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	1,528	1,419,130
		3,143,453
Packaging & Containers — 0.4%
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)	1,727	1,565,521
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	2,652	2,663,311
		4,228,832
Pharmaceuticals — 5.3%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	18,157	16,914,088
AstraZeneca PLC, 4.00%, 01/17/29
(Call 10/17/28)	3,550	3,491,621
Bristol-Myers Squibb Co., 3.40%, 07/26/29
(Call 04/26/29)	8,384	7,938,927
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)(a)	6,069	5,610,421
5.00%, 01/30/29 (Call 12/30/28)(a)	3,700	3,741,508
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	3,251	3,121,517
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	3,426	3,280,578
Johnson & Johnson, 6.95%, 09/01/29(a)	565	654,378
Merck & Co. Inc., 3.40%, 03/07/29
(Call 12/07/28)(a)	6,222	5,943,737
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)(a)	6,275	6,000,233
		56,697,008
Pipelines — 4.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29
(Call 02/03/29)	1,596	1,566,974
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 (Call 05/18/29)	4,122	3,878,507
Cheniere Energy Partners LP, 4.50%, 10/01/29
(Call 10/01/24)	5,600	5,345,489
DCP Midstream Operating LP, 5.13%, 05/15/29
(Call 02/15/29)(a)	2,318	2,336,257
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29 (Call 08/15/29)	1,247	1,123,245
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)(a)	2,962	2,715,583
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)(a)	1,875	1,788,281
5.25%, 04/15/29 (Call 01/15/29)	5,168	5,217,171
Enterprise Products Operating LLC, 3.13%,
07/31/29 (Call 04/30/29)(a)	4,696	4,365,271
Kinder Morgan Inc., 5.00%, 02/01/29
(Call 01/01/29)	2,690	2,698,011
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)(a)	2,669	2,654,615
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	2,124	1,962,917
4.35%, 03/15/29 (Call 12/15/28)	2,509	2,442,548
Plains All American Pipeline LP/PAA Finance
Corp., 3.55%, 12/15/29 (Call 09/15/29)	3,694	3,396,110
Targa Resources Corp., 6.15%, 03/01/29
(Call 02/01/29)(a)	3,680	3,844,390
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 6.88%, 01/15/29
(Call 01/15/25)(a)	1,715	1,768,340
Western Midstream Operating LP, 6.35%, 01/15/29
(Call 12/15/28)	2,115	2,212,511

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Cos. Inc. (The), 4.90%, 03/15/29
(Call 02/15/29)	$1,775	$1,776,376
		51,092,596
Real Estate — 0.2%
Realty Income Corp., 4.00%, 07/15/29
(Call 04/15/29)	1,452	1,392,914
Sun Communities Operating LP, 5.50%, 01/15/29
(Call 12/15/28)	530	535,032
		1,927,946
Real Estate Investment Trusts — 8.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	1,362	1,204,870
4.50%, 07/30/29 (Call 04/30/29)	1,293	1,257,972
American Homes 4 Rent LP, 4.90%, 02/15/29
(Call 11/15/28)	1,482	1,469,665
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	5,981	5,646,383
3.95%, 03/15/29 (Call 12/15/28)	2,178	2,081,039
AvalonBay Communities Inc., 3.30%, 06/01/29
(Call 03/01/29)(a)	1,427	1,336,083
Boston Properties LP, 3.40%, 06/21/29
(Call 03/21/29)(a)	2,972	2,664,644
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	2,704	2,565,853
Camden Property Trust, 3.15%, 07/01/29
(Call 04/01/29)	2,264	2,091,859
Corporate Office Properties LP, 2.00%, 01/15/29
(Call 11/15/28)(a)	1,535	1,288,903
Crown Castle Inc.
3.10%, 11/15/29 (Call 08/15/29)(a)	1,784	1,597,868
4.30%, 02/15/29 (Call 11/15/28)	2,232	2,142,488
5.60%, 06/01/29 (Call 05/01/29)	2,635	2,682,644
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	1,262	1,226,053
Digital Realty Trust LP, 3.60%, 07/01/29
(Call 04/01/29)(a)	3,092	2,897,351
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	1,005	894,850
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	4,118	3,760,889
ERP Operating LP, 3.00%, 07/01/29
(Call 04/01/29)	2,403	2,211,915
Essex Portfolio LP, 4.00%, 03/01/29
(Call 12/01/28)	1,757	1,678,770
Extra Space Storage LP
3.90%, 04/01/29 (Call 02/01/29)	1,425	1,347,412
4.00%, 06/15/29 (Call 03/15/29)	1,189	1,126,850
Federal Realty OP LP, 3.20%, 06/15/29
(Call 03/15/29)(a)	1,135	1,031,267
GLP Capital LP/GLP Financing II Inc., 5.30%,
01/15/29 (Call 10/15/28)(a)	2,378	2,345,190
Healthpeak OP LLC, 3.50%, 07/15/29
(Call 04/15/29)	2,217	2,067,149
Highwoods Realty LP, 4.20%, 04/15/29
(Call 01/15/29)	1,050	965,867
Host Hotels & Resorts LP, Series H, 3.38%,
12/15/29 (Call 09/16/29)	2,298	2,064,818
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	1,297	1,215,061
Mid-America Apartments LP, 3.95%, 03/15/29
(Call 12/15/28)(a)	2,218	2,146,878
Oaktree Specialty Lending Corp., 7.10%, 02/15/29
(Call 01/15/29)	1,015	1,046,657
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	$1,802	$1,606,856
Prologis LP
2.88%, 11/15/29 (Call 08/15/29)	1,345	1,225,447
4.38%, 02/01/29 (Call 11/01/28)(a)	1,104	1,092,447
Public Storage Operating Co.
3.39%, 05/01/29 (Call 02/01/29)	1,762	1,669,607
5.13%, 01/15/29 (Call 12/15/28)(a)	1,865	1,913,342
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	2,483	2,268,231
3.25%, 06/15/29 (Call 03/15/29)	1,073	997,038
4.75%, 02/15/29 (Call 01/15/29)	1,390	1,386,926
Regency Centers LP, 2.95%, 09/15/29
(Call 06/15/29)	1,656	1,491,175
Sabra Health Care LP, 3.90%, 10/15/29
(Call 07/15/29)	1,209	1,094,341
Simon Property Group LP, 2.45%, 09/13/29
(Call 06/13/29)	4,647	4,123,036
STORE Capital Corp., 4.63%, 03/15/29
(Call 12/15/28)	1,228	1,152,931
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	1,043	1,009,500
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	2,559	2,482,043
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	1,823	1,601,305
4.13%, 03/15/29 (Call 09/15/28)	2,077	2,007,982
Weyerhaeuser Co., 4.00%, 11/15/29
(Call 08/15/29)	2,620	2,489,705
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)(a)	1,262	1,185,148
		86,854,308
Retail — 2.8%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)(a)	1,681	1,603,057
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	5,260	4,903,504
4.90%, 04/15/29 (Call 03/15/29)	1,800	1,841,169
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)(a)	5,158	4,953,958
6.50%, 03/15/29	1,315	1,422,769
McDonald’s Corp., 2.63%, 09/01/29
(Call 06/01/29)(a)	4,135	3,765,687
O’Reilly Automotive Inc., 3.90%, 06/01/29
(Call 03/01/29)(a)	1,746	1,682,353
Starbucks Corp., 3.55%, 08/15/29
(Call 05/15/29)(a)	3,587	3,427,429
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	3,653	3,491,060
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	822	747,993
3.25%, 07/08/29 (Call 04/08/29)(a)	2,005	1,920,052
		29,759,031
Semiconductors — 4.0%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(b)	2,725	2,622,021
4.75%, 04/15/29 (Call 01/15/29)	6,051	6,050,339
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)(a)	6,780	6,066,260
4.00%, 08/05/29 (Call 06/05/29)(a)	2,935	2,867,030
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	2,800	2,766,794
Lam Research Corp., 4.00%, 03/15/29
(Call 12/15/28)(a)	3,595	3,521,293
Marvell Technology Inc., 5.75%, 02/15/29
(Call 01/15/29)	1,965	2,036,192

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
5.33%, 02/06/29 (Call 11/06/28)	$2,477	$2,517,038
6.75%, 11/01/29 (Call 09/01/29)	4,605	4,971,543
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%,
06/18/29 (Call 03/18/29)(a)	3,482	3,374,168
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	3,245	3,058,038
Texas Instruments Inc., 2.25%, 09/04/29
(Call 06/04/29)	2,620	2,350,626
TSMC Arizona Corp., 4.13%, 04/22/29
(Call 02/22/29)	795	778,667
		42,980,009
Software — 2.1%
Broadridge Financial Solutions Inc., 2.90%,
12/01/29 (Call 09/01/29)(a)	2,784	2,498,948
Fidelity National Information Services Inc., 3.75%,
05/21/29 (Call 02/21/29)(a)	1,265	1,222,632
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	9,690	9,079,753
Oracle Corp., 6.15%, 11/09/29 (Call 09/09/29)(a)	4,735	5,048,172
Roper Technologies Inc., 2.95%, 09/15/29
(Call 06/15/29)(a)	2,873	2,619,390
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)	2,660	2,534,998
		23,003,893
Telecommunications — 4.5%
America Movil SAB de CV, 3.63%, 04/22/29
(Call 01/22/29)(a)	3,520	3,329,154
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)(a)	10,700	10,521,357
Juniper Networks Inc., 3.75%, 08/15/29
(Call 05/15/29)	1,632	1,537,210
Motorola Solutions Inc., 4.60%, 05/23/29
(Call 02/23/29)(a)	3,057	3,030,775
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	1,445	1,290,801
2.63%, 02/15/29 (Call 02/15/24)	3,375	3,042,003
3.38%, 04/15/29 (Call 04/15/24)	7,450	6,922,512
4.85%, 01/15/29 (Call 12/15/28)	2,700	2,703,679
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)(a)	3,734	3,607,096
4.02%, 12/03/29 (Call 09/03/29)	13,348	12,827,774
		48,812,361
Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)(a)	3,311	3,069,697

Transportation — 1.7%
Canadian Pacific Railway Co., 2.88%, 11/15/29
(Call 08/15/29)	1,791	1,614,770
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)(a)	3,919	3,892,046
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)(a)	4,033	3,723,388
Security	Par (000)	Value

Transportation (continued)
Norfolk Southern Corp., 2.55%, 11/01/29
(Call 08/01/29)	$1,717	$1,540,415
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)(a)	2,748	2,665,507
6.63%, 02/01/29(a)	1,130	1,242,490
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	1,394	1,265,372
3.40%, 03/15/29 (Call 12/15/28)(a)	2,732	2,623,445
		18,567,433
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	1,572	1,559,871

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29
(Call 03/01/29)	1,731	1,636,990
Essential Utilities Inc., 3.57%, 05/01/29
(Call 02/01/29)(a)	1,488	1,397,071
		3,034,061

Total Long-Term Investments — 98.5%
(Cost: $1,059,085,157)		1,063,070,687

	Shares

Short-Term Securities

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(c)(d)(e)	100,768,581	100,829,042
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(c)(d)	6,200,000	6,200,000

Total Short-Term Securities — 9.9%
(Cost: $106,998,094)		107,029,042

Total Investments — 108.4%
(Cost: $1,166,083,251)		1,170,099,729

Liabilities in Excess of Other Assets — (8.4)%		(90,481,230)

Net Assets — 100.0%		$1,079,618,499

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,517,164	$45,298,657	(a)	$—	$(223)	$13,444	$100,829,042	100,768,581	$52,840	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,360,000	2,840,000	(a)	—	—	—	6,200,000	6,200,000	28,317		—
					$(223)	$13,444	$107,029,042		$81,157		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,063,070,687	$—	$1,063,070,687
Short-Term Securities
Money Market Funds	107,029,042	—	—	107,029,042
	$107,029,042	$1,063,070,687	$—	$1,170,099,729